Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,755	$ 3,456
Marketable securities	15,686	21,035
Accounts receivable	5,570	7,765
Inventory	1,599	1,675
Research and development tax credit receivable short term	0	79
Prepaid expenses and other current assets	2,672	2,642
Total current assets	30,282	36,652
Goodwill, net	20,461	0
Property and equipment, net	18,041	19,383
Intangible assets	49,089	0
Other assets:
Research and development tax credit receivable long term	15,669	13,203
Other long-term assets	173	164
Total other assets	15,842	13,367
Total assets	133,715	69,402
LIABILITIES
Current portion of long-term debt	1,971	2,026
Current portion of capital lease obligations	85	97
Accounts payable	4,758	3,920
Current portion of deferred revenue	2,488	2,836
Advances from customers	436	1,962
Accrued expenses	4,790	5,478
Other current liabilities	1,716	1,995
Total current liabilities	16,244	18,314
Long-term debt, less current portion	47,840	1,689
Capital lease obligations, less current portion	208	251
Deferred revenue, less current portion	1,052	1,531
Deferred tax liabilities	20,733	0
Other long-term liabilities	22,277	17,823
Total long-term liabilities	92,110	21,294
Commitments and contingencies:	0	0
Shareholders' equity:
Ordinary shares: 24,962,250 issued and outstanding at December 31, 2011 and 25,157,250, at June 30, 2012 (shares authorised 34,012,490) at nominal value of 0.122 euro	3,673	3,641
Additional paid-in capital	207,602	205,489
Accumulated deficit	(195,298)	(189,393)
Accumulated other comprehensive income (loss)	9,384	10,057
Total shareholders' equity	25,361	29,794
Total liabilities and shareholders' equity	$ 133,715	$ 69,402